Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets [abstract]
Cash and cash equivalents classified as part of disposal group held for sale	R$ 4,821,703	R$ 5,227,654
Short-term	1,119,136	517,874
Current Financial Assets From Banking Solution	1,855,796	8,805,882
Current Receivables From Card Issuers	41,275,188	29,231,820
Current trade receivables	222,501	390,575
Current loans operations portfolio	2,008,436	891,718
Current tax assets	690,285	372,432
Current derivative financial assets	58,554	156,814
Other current receivables	372,634	370,255
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	52,424,233	45,965,024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	4,022,823	0
Current assets	56,447,056	45,965,024
Non-current assets [abstract]
Long-term	24,586	32,629
Non-current accounts receivable from card issuers	146,776	116,245
Non-current trade receivables	21,874	25,528
Non-Current loans operations portfolio	438,380	171,401
Non-current receivables due from related parties	0	613
Deferred tax assets	1,256,150	871,640
Non-current derivative financial assets	11,464	103,374
Other non-current receivables	166,555	159,159
Investments in associates accounted for using equity method	71,614	75,751
Property, plant and equipment	1,725,506	1,833,997
Intangible assets and goodwill	1,986,935	5,458,102
Non-current assets	5,849,840	8,848,439
Assets	62,296,896	54,813,463
Current liabilities [abstract]
Deposits from banks	11,090,985	8,704,809
Current Accounts payable to clients	18,081,964	17,756,720
Current trade payables	848,341	672,184
Current borrowings and current portion of non-current borrowings	5,777,314	3,065,999
Current debt instruments issued	2,866,445	1,903,840
Payroll And Social Security Liabilities, Current	536,364	578,345
Current tax liabilities, current	899,270	560,250
Current derivative financial liabilities	94,871	10,593
Other current payables	215,497	281,073
Current liabilities other than liabilities included in disposal groups classified as held for sale	40,411,051	33,533,813
Liabilities included in disposal groups classified as held for sale	793,006	0
Current liabilities	41,204,057	33,533,813
Non-current liabilities [abstract]
Non-Current Accounts Payable To Clients	72,383	50,674
Non-current portion of non-current borrowings	4,578,162	5,429,963
Non-current debt instruments issued	4,360,144	2,496,139
Non-current derivative financial liabilities	176,166	281,177
Deferred tax liabilities	309,136	680,672
Provision To Procedural Losses	214,914	237,406
Payroll And Social Security Liabilities, Non-Current	82,869	39,515
Other non-current payables	264,294	236,822
Non-current liabilities	10,058,068	9,452,368
Liabilities	51,262,125	42,986,181
Equity [abstract]
Issued capital	76	76
Capital reserve	14,181,160	14,215,212
Treasury shares	(4,591,288)	(1,805,896)
Accumulated other comprehensive income	(536,073)	(287,048)
Retained earnings	1,973,342	(346,360)
Equity attribute to controlling shareholders other than Other comprehensive loss associated with assets held for sale	11,027,217	11,775,984
Other comprehensive loss associated with assets held for sale	(32,201)	0
Equity attributable to owners of parent	10,995,016	11,775,984
Non-controlling interests	39,755	51,298
Equity	11,034,771	11,827,282
Equity and liabilities	R$ 62,296,896	R$ 54,813,463